Equity - Dividends paid (Details) - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Equity
Dividends paid	$ 12,192,292	$ 2,560,568
Ecopetrol S.A.
Equity
Dividends paid	10,569,682	930,772
Interconexion Electrica S.A. ESP
Equity
Dividends paid	1,012,895	992,102
Oleoducto Central S.A. - Ocensa
Equity
Dividends paid	375,949	406,647
Oleoducto de los Llanos Orientales S.A..
Equity
Dividends paid	106,729	102,774
Invercolsa S.A.
Equity
Dividends paid	100,429	100,682
Oleoducto de Colombia S.A. - ODC
Equity
Dividends paid	$ 26,608	$ 27,591